Offerings - Offering: 1	May 01, 2025 USD ($) share
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, Euro 0.01 nominal value per share
Amount Registered | share	2,000,000	[1]
Proposed Maximum Offering Price per Unit	41.66	[2]
Maximum Aggregate Offering Price	$ 83,320,000	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,756.29

[1]	In accordance with Rule 416 under the Securities Act of 1933, as amended, the number of Cimpress plc’s ordinary shares registered hereunder will be adjusted in the event of stock splits, stock dividends or similar transactions.
[2]	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of Cimpress plc’s ordinary shares as reported on the Nasdaq Global Select Market on April 30, 2025, which date is within five business days prior to the filing of this Registration Statement.